Intangible assets - Summary (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period	[1]	$ 33,679
Intangible assets at end of period		26,930	$ 33,679	[1]
Goodwill
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period		20,020	21,350
Exchange differences		(1,687)	(695)
Additions		0	0
Acquisition of subsidiaries			0
Disposal		0	(635)
Disposal of subsidiary		(3,851)
Amortization charge		0	0
Intangible assets at end of period		14,482	20,020
Goodwill | Cost
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period		20,020	21,350
Intangible assets at end of period		14,482	20,020
Goodwill | Accumulated amortization
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period		0	0
Intangible assets at end of period		0	0
Software
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period		6,261	5,597
Exchange differences		(954)	(329)
Additions		823	2,080
Acquisition of subsidiaries			66
Disposal		(46)	(6)
Disposal of subsidiary		0
Amortization charge		(820)	(1,147)
Intangible assets at end of period		5,264	6,261
Software | Cost
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period		11,976	10,165
Intangible assets at end of period		11,799	11,976
Software | Accumulated amortization
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period		(5,715)	(4,568)
Intangible assets at end of period		(6,535)	(5,715)
Trademarks
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period		7,316	886
Exchange differences		(80)	(1)
Additions		326	6,431
Acquisition of subsidiaries			0
Disposal		0	0
Disposal of subsidiary		0
Amortization charge		(412)	0
Intangible assets at end of period		7,150	7,316
Trademarks | Cost
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period		8,872	2,442
Intangible assets at end of period		9,118	8,872
Trademarks | Accumulated amortization
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period		(1,556)	(1,556)
Intangible assets at end of period		(1,968)	(1,556)
Others
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period		82	76
Exchange differences		(35)	(16)
Additions		94	106
Acquisition of subsidiaries			0
Disposal		(46)	0
Disposal of subsidiary		0
Amortization charge		(61)	(84)
Intangible assets at end of period		34	82
Others | Cost
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period		428	338
Intangible assets at end of period		441	428
Others | Accumulated amortization
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period		(346)	(262)
Intangible assets at end of period		(407)	(346)
Intangible assets
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period		33,679	27,909
Exchange differences		(2,756)	(1,041)
Additions		1,243	8,617
Acquisition of subsidiaries			66
Disposal		(92)	(641)
Disposal of subsidiary		(3,851)
Amortization charge		(1,293)	(1,231)
Intangible assets at end of period		26,930	33,679
Intangible assets | Cost
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period		41,296	34,295
Intangible assets at end of period		35,840	41,296
Intangible assets | Accumulated amortization
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period		(7,617)	(6,386)
Intangible assets at end of period		$ (8,910)	$ (7,617)

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within shareholders equity of the initial application of IAS 29 as explained in Note 34.1.